UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 95.4%
AUSTRALIA 7.3%
DIVERSIFIED 2.1%
Dexus Property Group(a)	2,313,762	$1,205,389
GPT Group(a)	643,302	195,355
Mirvac Group(a)	1,006,224	590,602
		1,991,346
OFFICE 0.5%
Commonwealth Property Office Fund(a)	822,413	517,402

RETAIL 4.7%
Westfield Group(a)	638,938	4,429,099
TOTAL AUSTRALIA		6,937,847
CANADA 3.3%
DIVERSIFIED 2.2%
Brookfield Properties Corp.	158,033	907,110
Canadian Real Estate Investment Trust	66,791	1,058,972
Cominar Real Estate Investment Trust	7,600	82,944
		2,049,026
RESIDENTIAL 0.7%
Boardwalk REIT	25,118	517,979
Canadian Apartment Properties REIT	18,721	185,606
		703,585
RETAIL 0.4%
First Capital Realty	14,147	168,085
Primaris Retail REIT	33,580	241,836
		409,921
TOTAL CANADA		3,162,532
CHINA 4.7%
DIVERSIFIED 1.9%
Agile Property Holdings Ltd.(a)	964,200	550,482
China Resources Land Ltd.(a)	729,000	1,143,686

	Number
	of Shares	Value
New World China Land Ltd.(a)	497,400	$169,876
		1,864,044
RESIDENTIAL 2.8%
China Overseas Land & Investment Ltd.(a)	1,306,720	2,054,738
Country Garden Holdings Co.(a)	2,170,000	570,175
		2,624,913
TOTAL CHINA		4,488,957
FRANCE 6.4%
DIVERSIFIED 6.4%
Fonciere des Regions(a)	443	20,800
Gecina SA(a)	6,982	267,840
ICADE(a)	14,632	1,035,967
Unibail-Rodamco(a)	33,634	4,759,440
		6,084,047
RETAIL 0.0%
Mercialys Promesse(a)	56	1,621
TOTAL FRANCE		6,085,668
GERMANY 0.0%
OFFICE 0.0%
Alstria Office AG(a)	5,200	25,847

HONG KONG 14.1%
DIVERSIFIED 11.5%
Hang Lung Properties Ltd.(a)	439,000	1,038,446
Henderson Land Development Company Ltd.(a)	263,261	1,007,263
Hysan Development Company Ltd.(a)	737,680	1,257,984
Kerry Properties Ltd.(a)	279,500	675,812
Sino Land Co., Ltd.(a)	271,000	271,864
Sun Hung Kai Properties Ltd.(a)	701,176	6,305,234
Wharf Holdings Ltd.(a)	153,000	383,715
		10,940,318

	Number
	of Shares	Value
OFFICE 1.2%
Hongkong Land Holdings Ltd. (USD)(a)	514,800	$1,172,895

RETAIL 1.4%
Link REIT(a)	639,154	1,268,919
TOTAL HONG KONG		13,382,132
JAPAN 10.2%
DIVERSIFIED 6.7%
Mitsubishi Estate Co., Ltd.(a)	312,000	3,539,426
Mitsui Fudosan Co., Ltd.(a)	201,100	2,206,037
NTT Urban Development Corp.(a)	742	600,522
		6,345,985
OFFICE 2.5%
Japan Prime Realty Investment Corp.(a)	164	304,757
Japan Real Estate Investment Corp.(a)	85	652,986
Nippon Building Fund(a)	109	942,084
Nomura Real Estate Office Fund(a)	81	453,724
		2,353,551
RETAIL 1.0%
AEON Mall Co., Ltd.(a)	51,100	657,289
Japan Retail Fund Investment Corp.(a)	71	271,961
		929,250
TOTAL JAPAN		9,628,786
NETHERLANDS 1.9%
DIVERSIFIED 0.4%
Wereldhave NV(a)	5,156	360,511

INDUSTRIAL 0.3%
ProLogis European Properties(a)	176,428	316,117

RETAIL 1.2%
Corio NV(a)	26,337	1,089,237
TOTAL NETHERLANDS		1,765,865

	Number
	of Shares	Value
SINGAPORE 2.7%
DIVERSIFIED 1.9%
CapitaLand Ltd.(a)	1,015,000	$1,556,381
Keppel Land Ltd.(a)	280,000	267,308
		1,823,689
INDUSTRIAL 0.4%
Ascendas REIT(a)	400,000	321,792

RETAIL 0.4%
CapitaMall Trust(a)	417,400	363,571
TOTAL SINGAPORE		2,509,052
SWEDEN 0.9%
DIVERSIFIED 0.8%
Castellum AB(a)	139,429	783,654
OFFICE 0.1%
Wihlborgs Fastigheter AB(a)	5,590	62,524
TOTAL SWEDEN		846,178
SWITZERLAND 0.8%
OFFICE 0.8%
PSP Swiss Property AG(a),(b)	17,833	751,800

UNITED KINGDOM 10.3%
DIVERSIFIED 9.7%
British Land Co., PLC(a)	800,802	4,137,766
Hammerson PLC(a)	354,315	1,292,728
Land Securities Group PLC(a)	599,034	3,753,626
		9,184,120
OFFICE 0.6%
Great Portland Estates PLC(a)	160,065	558,776
TOTAL UNITED KINGDOM		9,742,896
UNITED STATES 32.8%
DIVERSIFIED 1.7%
Vornado Realty Trust	40,834	1,357,322

	Number
	of Shares	Value
Washington REIT	12,480	$215,904
		1,573,226
HEALTH CARE 5.3%
HCP	101,399	1,809,972
Nationwide Health Properties	50,969	1,131,002
Omega Healthcare Investors	63,901	899,726
Ventas	52,682	1,191,140
		5,031,840
INDUSTRIAL 2.4%
AMB Property Corp.	135,485	1,950,984
EastGroup Properties	6,309	177,094
ProLogis	25,881	168,226
		2,296,304
OFFICE 4.6%
Boston Properties	33,669	1,179,425
Corporate Office Properties Trust	9,839	244,302
Liberty Property Trust	74,574	1,412,432
Mack-Cali Realty Corp.	75,556	1,496,764
		4,332,923
OFFICE/INDUSTRIAL 0.5%
PS Business Parks	14,113	520,064

RESIDENTIAL 6.5%
American Campus Communities	52,065	903,848
Apartment Investment & Management Co.	118,804	651,046
AvalonBay Communities	10,441	491,354
Equity Lifestyle Properties	30,592	1,165,555
Equity Residential	80,966	1,485,726
Home Properties	22,481	689,043
UDR	86,951	748,648
		6,135,220
RETAIL 7.4%
Acadia Realty Trust	57,868	613,980

	Number
	of Shares	Value
Federal Realty Investment Trust	29,045	$1,336,070
Regency Centers Corp.	16,395	435,615
Simon Property Group	134,211	4,649,069
		7,034,734
SELF STORAGE 2.7%
Public Storage	47,266	2,611,447

SPECIALTY 1.7%
Digital Realty Trust	33,695	1,118,000
Plum Creek Timber Co.	17,033	495,150
		1,613,150
TOTAL UNITED STATES		31,148,908
TOTAL COMMON STOCK (Identified cost—$111,918,562)		90,476,468

Number
of Rights
RIGHTS 0.0%
UNITED KINGDOM
Segro PLC, expire 04/06/2009(b) (Identified cost—$14,244)	211,870	14,592

	Number
	of Shares
SHORT-TERM INVESTMENTS 2.4%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.09%(c)	1,150,000	1,150,000
Federated U.S. Treasury Cash Reserves Fund, 0.01%(c)	1,150,000	1,150,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,300,000)		2,300,000

		Value
TOTAL INVESTMENTS (Identified cost—$114,232,806)	97.8%	$92,791,060

OTHER ASSETS IN EXCESS OF LIABILITIES	2.2%	2,055,903

NET ASSETS	100.0%	$94,846,963

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 59.2% of net assets all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(b)	Non-income producing security.
(c)	Rate quoted represents the seven day yield of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$92,791,060	$34,326,032	$58,465,028	$—

Note 2. Income Tax Information

As of March 31, 2009, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$2,726,126
Gross unrealized depreciation	(24,167,872)
Net unrealized depreciation	$(21,441,746)

Cost for federal income tax purposes	$114,232,806

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name:	James Giallanza
	Title: President and principal executive officer	Title:	Treasurer and principal financial officer

Date: May 27, 2009